Stock Option Plans - Summary of Outstanding and Vested Stock Options Granted (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	548,007		553,340
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	6 years 10 months 13 days		7 years 1 month 17 days
Options Outstanding, Weighted- Average Exercise Price	$ 12.56		$ 12.76
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 420,068		$ 11.15
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 11.44
Options Vested and Exercisable, umber of Shares			401,458
Exercise Price 4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	175,000		175,000
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	6 years 29 days		6 years 3 months 29 days
Options Outstanding, Weighted- Average Exercise Price	$ 4.00		$ 4.00
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 175,000		$ 4.00
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 4.00
Options Vested and Exercisable, umber of Shares			175,000
Exercise Price 4.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	33,840		33,840
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	6 years 9 months 18 days		7 years 18 days
Options Outstanding, Weighted- Average Exercise Price	$ 4.80		$ 4.80
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 22,849		$ 4.80
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 4.80
Options Vested and Exercisable, umber of Shares			21,350
Exercise Price 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	0 years
Exercise Price 12.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	201,650		201,650
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	7 years 7 days		7 years 3 months 7 days
Options Outstanding, Weighted- Average Exercise Price	$ 12.50		$ 12.50
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 127,499		$ 12.50
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 12.50
Options Vested and Exercisable, umber of Shares			118,430
Exercise Price 25.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	130,200		130,200
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	7 years 7 months 6 days		7 years 10 months 6 days
Options Outstanding, Weighted- Average Exercise Price	$ 25.00		$ 25.00
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 90,896		$ 25.00
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 25.00
Options Vested and Exercisable, umber of Shares			83,486
Exercise Price 31.65
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	2,250		2,250
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	8 years 6 months 4 days		8 years 9 months 4 days
Options Outstanding, Weighted- Average Exercise Price	$ 31.65		$ 31.65
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 637		$ 31.65
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 31.65
Options Vested and Exercisable, umber of Shares			525
Exercise Price 33.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	5,067		10,400
Options Outstanding, Weighted- Average Remaining Contractual Life (in years)	8 years 9 months 18 days		9 years 7 days
Options Outstanding, Weighted- Average Exercise Price	$ 33.80		$ 33.80
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 3,187		$ 33.80
Options Vested and Exercisable, Weighted- Average Exercise Price	$ 33.80
Options Vested and Exercisable, umber of Shares			2,667
Pro Forma Options Outstanding
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	507,277	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 7.71	[1]
Pro Forma Options Outstanding | Exercise Price 4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	175,000	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 4.00	[1]
Pro Forma Options Outstanding | Exercise Price 4.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	33,840	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 4.80	[1]
Pro Forma Options Outstanding | Exercise Price 10.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	295,570	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 10.00	[1]
Pro Forma Options Outstanding | Exercise Price 12.50
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	200	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 12.50	[1]
Pro Forma Options Outstanding | Exercise Price 33.80
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding, Number of Shares	2,667	[1]
Options Outstanding, Weighted- Average Exercise Price	$ 33.80	[1]

[1]	Upon consumation of the IPO, 336,300 options with exercise prices ranging from $12.50 - $33.80 were exchanged for 242,070 options with an exercise price of $10.00 per share. 53,500 additional options were issued in conjunction with the IPO with an exercise price equal to the IPO price of $10.00 per share.